Borrowings (Tables)	6 Months Ended
Oct. 31, 2023
Borrowings [Abstract]
Schedule of Long-Term Borrowings	Long-term borrowings consisted of the following as of April 30, 2023 and October 31, 2023:
	As of
	April 30, 2023	October 31, 2023
	JPY	JPY	US$
	(in thousands)
Long term borrowings, unsecured, maturing serially through 2023-2026, (weighted average: April 2023 — 2.95%, October 2023 — 2.95%)	¥1,034,445	¥1,027,779	$6,785
Less: current portion	(1,013,332)	(1,013,332)	(6,690)
Long-term borrowings, net of current portion	¥21,113	¥14,447	$95

Schedule of Annual Maturities Years	Annual maturities for the years subsequent to October 31, 2023 are as follows:
	JPY	US$
	(in thousands)
Year ending April 30,
2024 (remainder)(1)	¥1,006,666	$6,646
2025	13,332	88
2026	7,781	51
Total	¥1,027,779	$6,785
(1)	Of the amounts due in 2024, ¥1,000,000 thousand ($6,602 thousand) is due on February 29, 2024 and the remaining ¥6,666 thousand ($44 thousand) is comprised of six monthly payments of ¥1,111 thousand ($7 thousand) each month.